Members' Equity - FP Land LLC (FP Land LLC, predecessor business)	3 Months Ended
Mar. 31, 2014
FP Land LLC, predecessor business
Members' Equity

Note 7—Members’ Equity

The following table summarizes the changes in our members’ equity for the three months ended March 31, 2014:

Balance at December 31, 2013	$(4,723,922)

Net income	134,590
Contributions	1,178,107
Distributions	(16,765)

Balance at March 31, 2014	$(3,427,990)